General and Administrative - Schedule of General and Administrative (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
General and Administrative [Abstract]
Professional fees	$ 679,455	$ 578,500	$ 913,829
Wages and benefits	8,470,145	1,843,893	1,129,475
Director fees	95,409	112,167	473,600
Travelling expenses	15,265	8,734	24,829
Depreciation of plant and equipment	10,922	3,094	3,184
Depreciation of right of use assets	240,643	158,800	85,631
Management fee	0	29,993
Meals and entertainment	75,729	105,952	82,019
Share-based compensation	3,284,311		753,685
Office expenses	121,442	108,762	11,550
Insurance costs	138,741	165,756	205,360
Consultancy fee	368,135	484,229	266,596
IT expenses	349,096	113,015	184,407
Other	182,055	80,524	120,554
Total	$ 14,031,348	$ 3,793,419	$ 4,254,719